UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
              Master S&P Index Series of Quantitative Master Series Trust

Fund Address:   P.O. Box 9011
                Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock S&P 500 Index Fund
Schedule of Investments as of March 31, 2007

                        Beneficial
                          Interest         Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 1,699,225,994         Master S&P 500 Index Series                                              $ 2,697,743,914
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments  (Cost - $1,870,577,357) - 100.0%                        2,697,743,914

                                           Liabilities in Excess of Other Assets - (0.0%)                                  (810,758)
                                                                                                                    ---------------
                                           Net Assets - 100.0%                                                      $ 2,696,933,156
                                                                                                                    ===============

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                           169,120   Boeing Co.                                            $   15,036,459
                                                      83,596   General Dynamics Corp.                                     6,386,734
                                                      30,087   Goodrich Corp.                                             1,548,879
                                                     170,877   Honeywell International, Inc.                              7,870,595
                                                      23,774   L-3 Communications Holdings, Inc.                          2,079,512
                                                      73,170   Lockheed Martin Corp.                                      7,098,953
                                                      76,552   Northrop Grumman Corp.                                     5,681,689
                                                      95,374   Raytheon Co.                                               5,003,320
                                                      36,815   Rockwell Collins, Inc.                                     2,464,028
                                                     214,696   United Technologies Corp.                                 13,955,240
                                                                                                                     --------------
                                                                                                                         67,125,409
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                        37,800   CH Robinson Worldwide, Inc.                                1,804,950
                                                      62,908   FedEx Corp.                                                6,758,206
                                                     229,600   United Parcel Service, Inc. Class B (e)                   16,094,960
                                                                                                                     --------------
                                                                                                                         24,658,116
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                      163,195   Southwest Airlines Co.                                     2,398,967
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                44,393   The Goodyear Tire & Rubber Co. (a)                         1,384,618
                                                      39,420   Johnson Controls, Inc.                                     3,729,920
                                                                                                                     --------------
                                                                                                                          5,114,538
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                   392,199   Ford Motor Co. (e)                                         3,094,450
                                                     124,506   General Motors Corp.                                       3,814,864
                                                      53,959   Harley-Davidson, Inc.                                      3,170,091
                                                                                                                     --------------
                                                                                                                         10,079,405
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                                     160,385   Anheuser-Busch Cos., Inc.                                  8,093,027
                                                      20,488   Brown-Forman Corp. Class B                                 1,343,193
                                                     436,028   The Coca-Cola Co.                                         20,929,344
                                                      71,087   Coca-Cola Enterprises, Inc.                                1,439,512
                                                      45,300   Constellation Brands, Inc. Class A (a)                       959,454
                                                      12,483   Molson Coors Brewing Co. Class B                           1,181,141
                                                      35,722   Pepsi Bottling Group, Inc.                                 1,139,175
                                                     351,188   PepsiCo, Inc.                                             22,321,509
                                                                                                                     --------------
                                                                                                                         57,406,355
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                                 249,447   Amgen, Inc. (a)                                           13,939,098
                                                      74,940   Biogen Idec, Inc. (a)                                      3,325,837
                                                      74,936   Celgene Corp. (a)(e)                                       3,931,143
                                                      53,780   Genzyme Corp. (a)                                          3,227,876
                                                      95,200   Gilead Sciences, Inc. (a)(e)                               7,282,800
                                                      56,252   Medimmune, Inc. (a)                                        2,047,010
                                                                                                                     --------------
                                                                                                                         33,753,764
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                              42,700   American Standard Cos., Inc.                               2,263,954
                                                      91,979   Masco Corp.                                                2,520,225
                                                                                                                     --------------
                                                                                                                          4,784,179
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.6%                                56,376   Ameriprise Financial, Inc.                                 3,221,325
                                                     161,695   The Bank of New York Co., Inc.                             6,556,732
                                                      23,311   The Bear Stearns Cos., Inc.                                3,504,809
                                                     231,468   The Charles Schwab Corp.                                   4,233,550
                                                      85,700   E*Trade Financial Corp. (a)                                1,818,554
                                                      20,600   Federated Investors, Inc. Class B                            756,432
                                                      35,586   Franklin Resources, Inc.                                   4,299,856
                                                      88,300   The Goldman Sachs Group, Inc. (e)                         18,245,429
                                                      49,305   Janus Capital Group, Inc.                                  1,030,968

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      29,700   Legg Mason, Inc.                                      $    2,798,037
                                                     112,356   Lehman Brothers Holdings, Inc.                             7,872,785
                                                      86,616   Mellon Financial Corp. (e)                                 3,736,614
                                                     189,067   Merrill Lynch & Co., Inc. (b)                             15,441,102
                                                     229,898   Morgan Stanley                                            18,106,766
                                                      44,527   Northern Trust Corp.                                       2,677,854
                                                      75,123   State Street Corp. (e)                                     4,864,214
                                                      52,748   T. Rowe Price Group, Inc. (e)                              2,489,178
                                                                                                                     --------------
                                                                                                                        101,654,205
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                                      46,347   Air Products & Chemicals, Inc.                             3,424,580
                                                      15,658   Ashland, Inc.                                              1,027,165
                                                     197,576   The Dow Chemical Co.                                       9,060,835
                                                     190,773   E.I. du Pont de Nemours & Co.                              9,429,909
                                                      19,450   Eastman Chemical Co.                                       1,231,768
                                                      44,614   Ecolab, Inc.                                               1,918,402
                                                      21,259   Hercules, Inc. (a)                                           415,401
                                                      18,996   International Flavors & Fragrances, Inc.                     896,991
                                                     118,954   Monsanto Co.                                               6,537,712
                                                      35,587   PPG Industries, Inc.                                       2,502,122
                                                      67,846   Praxair, Inc.                                              4,271,584
                                                      35,303   Rohm & Haas Co.                                            1,825,871
                                                      30,346   Sigma-Aldrich Corp.                                        1,259,966
                                                                                                                     --------------
                                                                                                                         43,802,306
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.0%                              117,500   BB&T Corp. (e)                                             4,819,850
                                                      38,891   Comerica, Inc.                                             2,299,236
                                                      34,100   Commerce Bancorp, Inc. (e)                                 1,138,258
                                                      26,902   Compass Bancshares, Inc.                                   1,850,858
                                                     122,456   Fifth Third Bancorp (e)                                    4,737,823
                                                      32,900   First Horizon National Corp.                               1,366,337
                                                      53,729   Huntington Bancshares, Inc. (e)                            1,173,979
                                                      90,110   KeyCorp                                                    3,376,422
                                                      19,000   M&T Bank Corp.                                             2,200,770
                                                      49,300   Marshall & Ilsley Corp. (e)                                2,283,083
                                                     122,856   National City Corp.                                        4,576,386
                                                      74,368   PNC Financial Services Group, Inc. (b)                     5,352,265
                                                     155,123   Regions Financial Corp.                                    5,486,701
                                                      75,199   SunTrust Banks, Inc. (e)                                   6,244,525
                                                      61,051   Synovus Financial Corp.                                    1,974,389
                                                     375,965   U.S. Bancorp (e)                                          13,147,496
                                                     412,218   Wachovia Corp. (e)                                        22,692,601
                                                     722,044   Wells Fargo & Co.                                         24,859,975
                                                      19,602   Zions Bancorporation                                       1,656,761
                                                                                                                     --------------
                                                                                                                        111,237,715
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%                 55,378   Allied Waste Industries, Inc. (a)                            697,209
                                                      22,358   Avery Dennison Corp.                                       1,436,725
                                                      34,102   Cintas Corp.                                               1,231,082
                                                      28,902   Equifax, Inc.                                              1,053,478
                                                      24,139   Monster Worldwide, Inc. (a)                                1,143,464
                                                      48,282   Pitney Bowes, Inc.                                         2,191,520
                                                      41,595   RR Donnelley & Sons Co.                                    1,521,961

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      35,611   Robert Half International, Inc.                       $    1,317,963
                                                     113,514   Waste Management, Inc.                                     3,906,017
                                                                                                                     --------------
                                                                                                                         14,499,419
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%                       22,365   ADC Telecommunications, Inc. (a)                             374,390
                                                      98,182   Avaya, Inc. (a)                                            1,159,529
                                                      16,570   Ciena Corp. (a)                                              463,132
                                                   1,306,171   Cisco Systems, Inc. (a)(e)                                33,346,546
                                                     339,875   Corning, Inc. (a)                                          7,728,758
                                                      42,723   JDS Uniphase Corp. (a)                                       650,671
                                                     128,100   Juniper Networks, Inc. (a)                                 2,521,008
                                                     525,169   Motorola, Inc.                                             9,279,736
                                                     358,960   QUALCOMM, Inc.                                            15,313,234
                                                     107,987   Tellabs, Inc. (a)                                          1,069,071
                                                                                                                     --------------
                                                                                                                         71,906,075
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                       182,634   Apple Computer, Inc. (a)                                  16,968,525
                                                     482,316   Dell, Inc. (a)                                            11,194,554
                                                     458,254   EMC Corp. (a)                                              6,346,818
                                                     580,517   Hewlett-Packard Co.                                       23,301,952
                                                     322,167   International Business Machines Corp.                     30,367,461
                                                      20,339   Lexmark International, Inc. Class A (a)                    1,189,018
                                                      38,336   NCR Corp. (a)                                              1,831,311
                                                      84,121   Network Appliance, Inc. (a)                                3,072,099
                                                      41,816   QLogic Corp. (a)                                             710,872
                                                      39,800   SanDisk Corp. (a)                                          1,743,240
                                                     729,356   Sun Microsystems, Inc. (a)                                 4,383,430
                                                                                                                     --------------
                                                                                                                        101,109,280
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                     17,061   Fluor Corp.                                                1,530,713
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                         20,547   Vulcan Materials Co. (e)                                   2,393,315
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                              257,684   American Express Co.                                      14,533,378
                                                      86,767   Capital One Financial Corp.                                6,547,438
                                                      91,430   SLM Corp.                                                  3,739,487
                                                                                                                     --------------
                                                                                                                         24,820,303
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                         23,660   Ball Corp.                                                 1,084,811
                                                      22,036   Bemis Co.                                                    735,782
                                                      32,225   Pactiv Corp. (a)                                           1,087,272
                                                      35,538   Sealed Air Corp.                                           1,123,001
                                                      26,606   Temple-Inland, Inc.                                        1,589,442
                                                                                                                     --------------
                                                                                                                          5,620,308
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                   36,514   Genuine Parts Co.                                          1,789,186
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                  28,100   Apollo Group, Inc. Class A (a)                             1,233,590
                                                      77,670   H&R Block, Inc.                                            1,634,177
                                                                                                                     --------------
                                                                                                                          2,867,767
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.3%                960,434   Bank of America Corp.                                     49,001,343
                                                      45,900   CIT Group, Inc.                                            2,429,028
                                                       7,067   Chicago Mercantile Exchange Holdings, Inc. (e)             3,762,895
                                                   1,050,936   Citigroup, Inc.                                           53,955,054
                                                     747,656   JPMorgan Chase & Co.                                      36,171,597
                                                      53,480   Moody's Corp. (e)                                          3,318,969
                                                                                                                     --------------
                                                                                                                        148,638,886
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                      1,346,677   AT&T Inc.                                             $   53,099,474
Services - 3.0%                                       27,277   CenturyTel, Inc.                                           1,232,648
                                                      84,918   Citizens Communications Co.                                1,269,524
                                                      28,375   Embarq Corp.                                               1,598,931
                                                     346,845   Qwest Communications International Inc. (a)(e)             3,118,137
                                                     626,128   Verizon Communications, Inc.                              23,742,774
                                                      92,280   Windstream Corp.                                           1,355,593
                                                                                                                     --------------
                                                                                                                         85,417,081
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.9%                             32,120   Allegheny Energy, Inc. (a)                                 1,578,377
                                                      91,320   American Electric Power Co., Inc. (e)                      4,451,850
                                                     256,646   Duke Energy Corp.                                          5,207,347
                                                      69,399   Edison International (e)                                   3,409,573
                                                      41,555   Entergy Corp.                                              4,359,951
                                                     147,828   Exelon Corp.                                              10,157,262
                                                      91,714   FPL Group, Inc.                                            5,610,145
                                                      66,316   FirstEnergy Corp. (e)                                      4,392,772
                                                      77,764   PPL Corp.                                                  3,180,548
                                                      18,632   Pinnacle West Capital Corp.                                  898,994
                                                      60,326   Progress Energy, Inc.                                      3,042,843
                                                     160,423   The Southern Co.                                           5,879,503
                                                                                                                     --------------
                                                                                                                         52,169,165
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                           38,104   Cooper Industries Ltd. Class A                             1,714,299
                                                     178,196   Emerson Electric Co.                                       7,678,466
                                                      37,715   Rockwell Automation, Inc.                                  2,257,997
                                                                                                                     --------------
                                                                                                                         11,650,762
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                                  92,654   Agilent Technologies, Inc. (a)                             3,121,513
& Instruments - 0.2%                                  34,564   Jabil Circuit, Inc.                                          740,015
                                                      35,562   Molex, Inc.                                                1,002,848
                                                     134,263   Sanmina-SCI Corp. (a)                                        486,032
                                                     184,412   Solectron Corp. (a)                                          580,898
                                                      18,536   Tektronix, Inc.                                              521,974
                                                                                                                     --------------
                                                                                                                          6,453,280
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.8%                    63,400   BJ Services Co.                                            1,768,860
                                                      64,344   Baker Hughes, Inc. (e)                                     4,255,069
                                                      28,000   ENSCO International, Inc.                                  1,523,200
                                                     221,508   Halliburton Co. (e)                                        7,030,664
                                                      61,230   Nabors Industries Ltd. (a)(e)                              1,816,694
                                                      36,436   National Oilwell Varco, Inc. (a)                           2,834,356
                                                      25,379   Noble Corp.                                                1,996,820
                                                      27,672   Rowan Cos., Inc.                                             898,510
                                                     254,208   Schlumberger Ltd. (e)                                     17,565,773
                                                      42,400   Smith International, Inc.                                  2,037,320
                                                      59,541   Transocean, Inc. (a)                                       4,864,500
                                                      78,500   Weatherford International Ltd. (a)                         3,540,350
                                                                                                                     --------------
                                                                                                                         50,132,116
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.3%                      327,141   CVS Corp./Caremark Corp. (e)                              11,168,609
                                                      93,724   Costco Wholesale Corp. (e)                                 5,046,100
                                                     154,924   The Kroger Co.                                             4,376,603
                                                      39,132   SUPERVALU INC.                                             1,528,887
                                                     126,500   SYSCO Corp. (e)                                            4,279,495
                                                      90,058   Safeway, Inc.                                              3,299,725

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     526,955   Wal-Mart Stores, Inc.                                 $   24,740,537
                                                     212,424   Walgreen Co.                                               9,748,137
                                                      27,700   Whole Foods Market, Inc.                                   1,242,345
                                                                                                                     --------------
                                                                                                                         65,430,438
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                                 135,534   Archer-Daniels-Midland Co.                                 4,974,098
                                                      46,935   Campbell Soup Co.                                          1,828,118
                                                      99,078   ConAgra Foods, Inc.                                        2,468,033
                                                      30,400   Dean Foods Co. (a)                                         1,420,896
                                                      71,460   General Mills, Inc.                                        4,160,401
                                                      65,536   HJ Heinz Co.                                               3,088,056
                                                      42,456   The Hershey Co. (e)                                        2,320,645
                                                      57,665   Kellogg Co. (e)                                            2,965,711
                                                      35,500   Kraft Foods, Inc.                                          1,123,930
                                                      28,500   McCormick & Co., Inc.                                      1,097,820
                                                     163,741   Sara Lee Corp.                                             2,770,498
                                                      57,700   Tyson Foods, Inc. Class A                                  1,119,957
                                                      51,712   Wm. Wrigley Jr. Co.                                        2,633,692
                                                                                                                     --------------
                                                                                                                         31,971,855
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                                   9,054   Nicor, Inc.                                                  438,395
                                                      18,500   Questar Corp.                                              1,650,385
                                                     135,173   Spectra Energy Corp. (e)                                   3,550,995
                                                                                                                     --------------
                                                                                                                          5,639,775
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                                  9,287   Bausch & Lomb, Inc.                                          475,123
& Supplies - 1.6%                                    136,027   Baxter International, Inc.                                 7,164,542
                                                      52,595   Becton Dickinson & Co.                                     4,044,030
                                                      57,435   Biomet, Inc.                                               2,440,413
                                                     255,771   Boston Scientific Corp. (a)                                3,718,910
                                                      25,018   CR Bard, Inc.                                              1,989,181
                                                      32,211   Hospira, Inc. (a)                                          1,317,430
                                                     248,640   Medtronic, Inc. (e)                                       12,198,278
                                                      73,488   St. Jude Medical, Inc. (a)                                 2,763,884
                                                      67,310   Stryker Corp.                                              4,463,999
                                                      28,100   Varian Medical Systems, Inc. (a)(e)                        1,340,089
                                                      50,677   Zimmer Holdings, Inc. (a)                                  4,328,323
                                                                                                                     --------------
                                                                                                                         46,244,202
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                                115,768   Aetna, Inc.                                                5,069,481
& Services - 2.2%                                     36,986   AmerisourceBergen Corp.                                    1,951,012
                                                      83,091   Cardinal Health, Inc.                                      6,061,488
                                                      22,696   Cigna Corp.                                                3,237,811
                                                      37,700   Coventry Health Care, Inc. (a)                             2,113,085
                                                      26,300   Express Scripts, Inc. (a)                                  2,122,936
                                                      32,904   Humana, Inc. (a)                                           1,909,090
                                                      28,800   Laboratory Corp. of America Holdings (a)                   2,091,744
                                                      13,404   Manor Care, Inc.                                             728,641
                                                      66,984   McKesson Corp.                                             3,921,243
                                                      59,401   Medco Health Solutions, Inc. (a)                           4,308,355
                                                      31,500   Patterson Cos., Inc. (a)                                   1,117,935
                                                      30,600   Quest Diagnostics, Inc.(e)                                 1,526,022
                                                      97,237   Tenet Healthcare Corp. (a)                                   625,234

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     288,056   UnitedHealth Group, Inc.                              $   15,258,326
                                                     130,984   WellPoint, Inc. (a)                                       10,622,802
                                                                                                                     --------------
                                                                                                                         62,665,205
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                         44,340   IMS Health, Inc.                                           1,315,124
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%                  91,280   Carnival Corp. (e)                                         4,277,381
                                                      32,807   Darden Restaurants, Inc.                                   1,351,320
                                                      36,630   Harrah's Entertainment, Inc.                               3,093,404
                                                      78,631   Hilton Hotels Corp. (e)                                    2,827,571
                                                      67,520   International Game Technology                              2,726,458
                                                      76,154   Marriott International, Inc. Class A (e)                   3,728,500
                                                     257,918   McDonald's Corp.                                          11,619,206
                                                     155,324   Starbucks Corp. (a)                                        4,870,961
                                                      43,268   Starwood Hotels & Resorts Worldwide, Inc.                  2,805,930
                                                      21,972   Wendy's International, Inc.                                  687,724
                                                      45,425   Wyndham Worldwide Corp. (a)                                1,551,264
                                                      55,734   Yum! Brands, Inc.                                          3,219,196
                                                                                                                     --------------
                                                                                                                         42,758,915
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                             13,642   Black & Decker Corp.                                       1,113,460
                                                      28,368   Centex Corp.                                               1,185,215
                                                      59,300   DR Horton, Inc.                                            1,304,600
                                                      30,615   Fortune Brands, Inc.                                       2,413,074
                                                      14,800   Harman International Industries, Inc.                      1,421,984
                                                      14,422   KB Home                                                      615,387
                                                      40,116   Leggett & Platt, Inc.                                        909,430
                                                      27,922   Lennar Corp. Class A                                       1,178,588
                                                      56,454   Newell Rubbermaid, Inc. (e)                                1,755,155
                                                      49,872   Pulte Homes, Inc.                                          1,319,613
                                                      12,152   Snap-On, Inc.                                                584,511
                                                      16,643   The Stanley Works                                            921,356
                                                      14,481   Whirlpool Corp.                                            1,229,582
                                                                                                                     --------------
                                                                                                                         15,951,955
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                             36,098   Clorox Co.                                                 2,299,082
                                                     107,081   Colgate-Palmolive Co.                                      7,151,940
                                                      94,723   Kimberly-Clark Corp.                                       6,487,578
                                                     677,664   The Procter & Gamble Co.                                  42,801,258
                                                                                                                     --------------
                                                                                                                         58,739,858
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                                    22,600   Affiliated Computer Services, Inc. Class A (a)             1,330,688
                                                     124,480   Automatic Data Processing, Inc. (e)                        5,411,768
                                                       1,560   Broadridge Financial Solutions LLC (a)                        30,732
                                                      29,600   Cognizant Technology Solutions Corp. (a)                   2,612,792
                                                      37,450   Computer Sciences Corp. (a)                                1,952,268
                                                      30,414   Convergys Corp. (a)                                          772,820
                                                     110,387   Electronic Data Systems Corp.                              3,055,512
                                                      35,200   Fidelity National Information Services, Inc.               1,600,192
                                                     154,400   First Data Corp.                                           4,153,360
                                                      42,592   Fiserv, Inc. (a)                                           2,259,932
                                                      77,158   Paychex, Inc.                                              2,921,973
                                                      28,973   Sabre Holdings Corp. Class A                                 948,866
                                                      68,482   Unisys Corp. (a)                                             577,303
                                                     162,800   The Western Union Co.                                      3,573,460
                                                                                                                     --------------
                                                                                                                         31,201,666
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                          138,560   The AES Corp. (a)                                     $    2,981,811
& Energy Traders - 0.5%                               42,149   Constellation Energy Group, Inc.                           3,664,856
                                                      92,266   Dynegy, Inc. Class A (a)                                     854,383
                                                      97,144   TXU Corp.                                                  6,226,930
                                                                                                                     --------------
                                                                                                                         13,727,980
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.8%                      153,588   3M Co.                                                    11,738,731
                                                   2,204,681   General Electric Co.                                      77,957,520
                                                      24,014   Textron, Inc.                                              2,156,457
                                                     425,325   Tyco International Ltd.                                   13,419,004
                                                                                                                     --------------
                                                                                                                        105,271,712
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                      65,910   ACE Ltd.                                                   3,760,825
                                                      22,066   AMBAC Financial Group, Inc.                                1,906,282
                                                      66,985   AON Corp. (e)                                              2,542,751
                                                     107,899   Aflac, Inc.                                                5,077,727
                                                     131,744   The Allstate Corp.                                         7,912,545
                                                     557,707   American International Group, Inc.                        37,489,065
                                                      86,406   Chubb Corp.                                                4,464,598
                                                      36,891   Cincinnati Financial Corp.                                 1,564,178
                                                      90,600   Genworth Financial, Inc. Class A                           3,165,564
                                                      65,025   Hartford Financial Services Group, Inc.                    6,215,090
                                                      65,816   Lincoln National Corp.                                     4,461,667
                                                      94,270   Loews Corp.                                                4,282,686
                                                      32,645   MBIA, Inc.                                                 2,137,921
                                                     117,698   Marsh & McLennan Cos., Inc.                                3,447,374
                                                     165,842   MetLife, Inc. (e)                                         10,472,922
                                                      62,400   Principal Financial Group, Inc.                            3,735,888
                                                     170,200   The Progressive Corp.                                      3,713,764
                                                     101,900   Prudential Financial, Inc.                                 9,197,494
                                                      27,122   Safeco Corp.                                               1,801,714
                                                      23,456   Torchmark Corp.                                            1,538,479
                                                     149,227   The Travelers Cos, Inc.                                    7,725,482
                                                      65,667   UnumProvident Corp.                                        1,512,311
                                                      34,905   XL Capital Ltd. Class A                                    2,441,954
                                                                                                                     --------------
                                                                                                                        130,568,281
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                      63,300   Amazon.com, Inc. (a)(e)                                    2,518,707
                                                      48,300   IAC/InterActiveCorp (a)                                    1,821,393
                                                                                                                     --------------
                                                                                                                          4,340,100
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.4%                  248,300   eBay, Inc. (a)(e)                                          8,231,145
                                                      45,970   Google, Inc. Class A (a)                                  21,061,615
                                                      58,100   VeriSign, Inc. (a)                                         1,459,472
                                                     256,260   Yahoo! Inc. (a)                                            8,018,375
                                                                                                                     --------------
                                                                                                                         38,770,607
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                   19,164   Brunswick Corp.                                              610,373
                                                      68,353   Eastman Kodak Co. (e)                                      1,542,044
                                                      36,594   Hasbro, Inc.                                               1,047,320
                                                      82,534   Mattel, Inc.                                               2,275,462
                                                                                                                     --------------
                                                                                                                          5,475,199
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%                 42,555   Applera Corp. - Applied Biosystems Group                   1,258,351
                                                       9,055   Millipore Corp. (a)                                          656,216
                                                      22,684   PerkinElmer, Inc.                                            549,406

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      82,357   Thermo Fisher Scientific, Inc. (a)                    $    3,850,190
                                                      25,020   Waters Corp. (a)                                           1,451,160
                                                                                                                     --------------
                                                                                                                          7,765,323
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                                     140,288   Caterpillar, Inc.                                          9,403,505
                                                       9,909   Cummins, Inc.                                              1,434,030
                                                      52,350   Danaher Corp. (e)                                          3,740,407
                                                      47,798   Deere & Co.                                                5,192,775
                                                      42,459   Dover Corp.                                                2,072,424
                                                      35,150   Eaton Corp.                                                2,937,134
                                                      38,092   ITT Corp.                                                  2,297,709
                                                      85,442   Illinois Tool Works, Inc. (e)                              4,408,807
                                                      70,796   Ingersoll-Rand Co. Class A                                 3,070,423
                                                      53,661   PACCAR, Inc.                                               3,938,717
                                                      25,803   Pall Corp.                                                   980,514
                                                      26,488   Parker Hannifin Corp.                                      2,286,179
                                                      22,200   Terex Corp. (a)                                            1,593,072
                                                                                                                     --------------
                                                                                                                         43,355,696
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                         159,081   CBS Corp. Class B (e)                                      4,866,288
                                                     112,554   Clear Channel Communications, Inc. (e)                     3,943,892
                                                     603,114   Comcast Corp. Class A (a)                                 15,650,808
                                                      74,258   Comcast Corp. Special Class A (a)(e)                       1,891,338
                                                     168,300   The DIRECTV Group, Inc. (a)                                3,882,681
                                                      16,619   Dow Jones & Co., Inc. (e)                                    572,857
                                                      18,600   EW Scripps Co. Class A                                       831,048
                                                      46,979   Gannett Co., Inc.                                          2,644,448
                                                      84,530   Interpublic Group of Cos., Inc. (a)                        1,040,564
                                                      79,316   The McGraw-Hill Cos., Inc. (e)                             4,987,390
                                                      10,421   Meredith Corp.                                               598,061
                                                      30,747   The New York Times Co. Class A (e)                           722,862
                                                     512,700   News Corp. Class A (e)                                    11,853,624
                                                      34,597   Omnicom Group                                              3,542,041
                                                     818,884   Time Warner, Inc.                                         16,148,392
                                                      40,742   Tribune Co.                                                1,308,226
                                                     156,781   Viacom, Inc. Class B (a)                                   6,445,267
                                                     442,347   Walt Disney Co. (e)                                       15,230,007
                                                                                                                     --------------
                                                                                                                         96,159,794
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                               185,545   Alcoa, Inc.                                                6,289,976
                                                      20,528   Allegheny Technologies, Inc.                               2,190,132
                                                      76,993   Freeport-McMoRan Copper & Gold, Inc. Class B (e)           5,096,167
                                                      91,386   Newmont Mining Corp. (e)                                   3,837,298
                                                      67,064   Nucor Corp.                                                4,367,878
                                                      26,222   United States Steel Corp.                                  2,600,436
                                                                                                                     --------------
                                                                                                                         24,381,887
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                                41,581   Ameren Corp.                                               2,091,524
                                                      57,014   CMS Energy Corp.                                           1,014,849
                                                      65,570   CenterPoint Energy, Inc.                                   1,176,326
                                                      47,525   Consolidated Edison, Inc.                                  2,426,626
                                                      34,638   DTE Energy Co.                                             1,659,160
                                                      72,653   Dominion Resources, Inc. (e)                               6,449,407
                                                      15,738   Integrys Energy Group, Inc.                                  873,616
                                                      33,061   KeySpan Corp.                                              1,360,460

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      51,137   NiSource, Inc.                                        $    1,249,788
                                                      80,877   PG&E Corp.                                                 3,903,933
                                                         900   Progress Energy, Inc. (a)                                        279
                                                      57,364   Public Service Enterprise Group, Inc.                      4,763,507
                                                      52,438   Sempra Energy                                              3,199,242
                                                      40,596   TECO Energy, Inc.                                            698,657
                                                      83,302   Xcel Energy, Inc. (e)                                      2,056,726
                                                                                                                     --------------
                                                                                                                         32,924,100
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                               23,895   Big Lots, Inc. (a)                                           747,436
                                                      17,464   Dillard's, Inc. Class A                                      571,597
                                                      65,650   Dollar General Corp.                                       1,388,498
                                                      38,264   Family Dollar Stores, Inc.                                 1,133,380
                                                     110,080   Federated Department Stores, Inc.                          4,959,104
                                                      45,398   JC Penney Co., Inc.                                        3,729,900
                                                      70,009   Kohl's Corp. (a)                                           5,363,389
                                                      51,372   Nordstrom, Inc.                                            2,719,634
                                                      16,507   Sears Holdings Corp. (a)                                   2,973,901
                                                     180,935   Target Corp. (e)                                          10,722,208
                                                                                                                     --------------
                                                                                                                         34,309,047
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                            206,602   Xerox Corp. (a)                                            3,489,508
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.9%                    95,822   Anadarko Petroleum Corp.                                   4,118,430
                                                      67,042   Apache Corp.                                               4,739,869
                                                      78,100   Chesapeake Energy Corp.                                    2,411,728
                                                     467,860   Chevron Corp.                                             34,602,926
                                                     356,360   ConocoPhillips                                            24,357,206
                                                      38,600   Consol Energy, Inc.                                        1,510,418
                                                      98,494   Devon Energy Corp.                                         6,817,755
                                                      55,040   EOG Resources, Inc.                                        3,926,554
                                                     143,915   El Paso Corp.                                              2,082,450
                                                   1,226,012   Exxon Mobil Corp. (d)                                     92,502,605
                                                      48,301   Hess Corp.                                                 2,679,256
                                                      25,034   Kinder Morgan, Inc.                                        2,664,869
                                                      72,672   Marathon Oil Corp.                                         7,182,174
                                                      39,200   Murphy Oil Corp.                                           2,093,280
                                                     182,758   Occidental Petroleum Corp.                                 9,011,797
                                                      58,300   Peabody Energy Corp.                                       2,345,992
                                                      26,170   Sunoco, Inc.                                               1,843,415
                                                     132,300   Valero Energy Corp.                                        8,532,027
                                                     122,986   Williams Cos., Inc. (e)                                    3,500,182
                                                      77,433   XTO Energy, Inc.                                           4,244,103
                                                                                                                     --------------
                                                                                                                        221,167,036
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                       105,562   International Paper Co. (e)                                3,842,457
                                                      42,272   MeadWestvaco Corp.                                         1,303,668
                                                      46,661   Weyerhaeuser Co.                                           3,487,443
                                                                                                                     --------------
                                                                                                                          8,633,568
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                             100,260   Avon Products, Inc.                                        3,735,688
                                                      27,200   The Estee Lauder Cos., Inc. Class A                        1,328,720
                                                                                                                     --------------
                                                                                                                          5,064,408
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%                               328,317   Abbott Laboratories                                       18,320,089
                                                      31,164   Allergan, Inc.                                             3,453,594
                                                      21,900   Barr Pharmaceuticals, Inc. (a)                             1,015,065

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     420,561   Bristol-Myers Squibb Co.                              $   11,674,773
                                                     206,077   Eli Lilly & Co.                                           11,068,396
                                                      66,764   Forest Laboratories, Inc. (a)                              3,434,340
                                                     620,077   Johnson & Johnson                                         37,365,840
                                                      48,355   King Pharmaceuticals, Inc. (a)                               951,143
                                                     464,357   Merck & Co., Inc.                                         20,510,649
                                                      52,800   Mylan Laboratories                                         1,116,192
                                                   1,521,481   Pfizer, Inc.                                              38,432,610
                                                     325,625   Schering-Plough Corp.                                      8,306,694
                                                      22,681   Watson Pharmaceuticals, Inc. (a)                             599,459
                                                     287,999   Wyeth                                                     14,408,590
                                                                                                                     --------------
                                                                                                                        170,657,434
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                         18,400   Apartment Investment & Management Co. Class A              1,061,496
(REITs) - 1.2%                                        43,600   Archstone-Smith Trust                                      2,366,608
                                                      14,800   AvalonBay Communities, Inc.                                1,924,000
                                                      22,100   Boston Properties, Inc.                                    2,594,540
                                                      27,500   Developers Diversified Realty Corp.                        1,729,750
                                                      67,740   Equity Residential                                         3,267,100
                                                     114,300   Host Marriott Corp.                                        3,007,233
                                                      43,400   Kimco Realty Corp.                                         2,115,316
                                                      37,700   Plum Creek Timber Co., Inc.                                1,486,134
                                                      57,300   ProLogis                                                   3,720,489
                                                      25,200   Public Storage, Inc.                                       2,385,684
                                                      44,800   Simon Property Group, Inc.                                 4,984,000
                                                      26,800   Vornado Realty Trust                                       3,198,312
                                                                                                                     --------------
                                                                                                                         33,840,662
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                                39,800   CB Richard Ellis Group, Inc. (a)                           1,360,364
& Development - 0.1%                                  50,044   Realogy Corp. (a)                                          1,481,803
                                                                                                                     --------------
                                                                                                                          2,842,167
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                    73,294   Burlington Northern Santa Fe Corp.                         5,895,036
                                                      90,556   CSX Corp.                                                  3,626,768
                                                      87,042   Norfolk Southern Corp.                                     4,404,325
                                                      12,574   Ryder System, Inc.                                           620,401
                                                      54,776   Union Pacific Corp.                                        5,562,503
                                                                                                                     --------------
                                                                                                                         20,109,033
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                     109,647   Advanced Micro Devices, Inc. (a)(e)                        1,431,990
Semiconductor Equipment - 2.3%                        83,490   Altera Corp.                                               1,668,965
                                                      78,916   Analog Devices, Inc.                                       2,721,813
                                                     282,776   Applied Materials, Inc.                                    5,180,456
                                                      95,921   Broadcom Corp. Class A (a)                                 3,076,186
                                                   1,239,731   Intel Corp.                                               23,716,054
                                                      38,737   KLA-Tencor Corp.                                           2,065,457
                                                     157,766   LSI Logic Corp. (a)                                        1,647,077
                                                      57,199   Linear Technology Corp. (e)                                1,806,916
                                                      63,560   Maxim Integrated Products, Inc.                            1,868,664
                                                     148,868   Micron Technology, Inc. (a)                                1,798,325
                                                      69,472   National Semiconductor Corp.                               1,677,054
                                                      31,000   Novellus Systems, Inc. (a)                                   992,620
                                                      80,140   Nvidia Corp. (a)                                           2,306,429
                                                      36,754   PMC-Sierra, Inc. (a)(e)                                      257,646
                                                      39,632   Teradyne, Inc. (a)                                           655,513

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     309,672   Texas Instruments, Inc.                               $    9,321,127
                                                      73,893   Xilinx, Inc.                                               1,901,267
                                                                                                                     --------------
                                                                                                                         64,093,559
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                      125,450   Adobe Systems, Inc. (a)                                    5,231,265
                                                      52,128   Autodesk, Inc. (a)                                         1,960,013
                                                      46,320   BMC Software, Inc. (a)                                     1,426,193
                                                      95,012   CA, Inc.                                                   2,461,761
                                                      33,605   Citrix Systems, Inc. (a)                                   1,076,368
                                                      75,049   Compuware Corp. (a)                                          712,215
                                                      62,700   Electronic Arts, Inc. (a)                                  3,157,572
                                                      68,004   Intuit, Inc. (a)                                           1,860,589
                                                   1,850,224   Microsoft Corp.                                           51,565,743
                                                      79,924   Novell, Inc. (a)                                             577,051
                                                     865,985   Oracle Corp. (a)                                          15,700,308
                                                     191,117   Symantec Corp. (a)(e)                                      3,306,324
                                                                                                                     --------------
                                                                                                                         89,035,402
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                               19,400   Abercrombie & Fitch Co. Class A                            1,468,192
                                                      41,532   AutoNation, Inc. (a)                                         882,140
                                                      12,677   AutoZone, Inc. (a)                                         1,624,431
                                                      55,224   Bed Bath & Beyond, Inc. (a)(e)                             2,218,348
                                                      83,069   Best Buy Co., Inc.                                         4,047,122
                                                      22,623   Circuit City Stores, Inc.                                    419,204
                                                     116,213   The Gap, Inc.                                              2,000,026
                                                     436,486   Home Depot, Inc. (e)                                      16,036,496
                                                      78,194   Limited Brands                                             2,037,736
                                                     325,880   Lowe's Cos., Inc. (e)                                     10,261,961
                                                      64,858   Office Depot, Inc. (a)                                     2,279,110
                                                      18,624   OfficeMax, Inc.                                              982,230
                                                      33,898   RadioShack Corp.                                             916,263
                                                      21,092   The Sherwin-Williams Co.                                   1,392,916
                                                     157,151   Staples, Inc.                                              4,060,782
                                                     103,748   TJX Cos., Inc.                                             2,797,046
                                                      30,101   Tiffany & Co.                                              1,368,993
                                                                                                                     --------------
                                                                                                                         54,792,996
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                                   81,000   Coach, Inc. (a)                                            4,054,050
Luxury Goods - 0.4%                                   26,460   Jones Apparel Group, Inc.                                    813,116
                                                      20,838   Liz Claiborne, Inc.                                          892,908
                                                      37,210   Nike, Inc. Class B                                         3,953,935
                                                      13,400   Polo Ralph Lauren Corp.                                    1,181,210
                                                      22,467   VF Corp.                                                   1,856,224
                                                                                                                     --------------
                                                                                                                         12,751,443
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                    129,310   Countrywide Financial Corp. (e)                            4,349,988
                                                     211,773   Fannie Mae                                                11,558,570
                                                     145,303   Freddie Mac                                                8,644,075
                                                     108,600   Hudson City Bancorp, Inc.                                  1,485,648
                                                      17,780   MGIC Investment Corp.                                      1,047,598
                                                      78,585   Sovereign Bancorp, Inc.                                    1,999,202
                                                     197,311   Washington Mutual, Inc. (e)                                7,967,418
                                                                                                                     --------------
                                                                                                                         37,052,499
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                                       448,318   Altria Group, Inc.                                    $   39,366,804
                                                      36,100   Reynolds American, Inc.                                    2,253,001
                                                      35,335   UST, Inc.                                                  2,048,723
                                                                                                                     --------------
                                                                                                                         43,668,528
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%               17,945   WW Grainger, Inc.                                          1,386,072
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                            75,037   Alltel Corp.                                               4,652,294
Services - 0.6%                                      628,815   Sprint Nextel Corp.                                       11,922,332
                                                                                                                     --------------
                                                                                                                         16,574,626
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks  (Cost - $1,805,683,614) - 97.3%   2,727,140,275
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Beneficial
                                                    Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                $ 58,916,983   BlackRock Liquidity Series,                               58,916,983
                                                               LLC Cash Sweep Series, 5.26% (b)(c)
                                                 341,616,750   BlackRock Liquidity Series,                              341,616,750
                                                               LLC Money Market Series, 5.33% (b)(c)(f)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities                              400,533,733
                                                               (Cost - $400,533,733) - 14.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $2,206,217,347*) - 111.6%    3,127,674,008

                                                               Liabilities in Excess of Other Assets - (11.6%)         (324,845,860)
                                                                                                                     --------------
                                                               Net Assets - 100.0%                                   $2,802,828,148
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,278,087,588
                                                                ===============
      Gross unrealized appreciation                             $   910,877,784
      Gross unrealized depreciation                                 (61,291,364)
                                                                ---------------
      Net unrealized appreciation                               $   849,586,420
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                                          Interest/
      Affiliate                                  Purchase Cost         Sale Cost      Realized Gain    Dividend Income
      ----------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                      $11,002,758 **                                           $ 667,958
      BlackRock Liquidity Series,
      LLC Money Market Series                    $ 6,274,950 **                                           $ 105,391
      Merrill Lynch & Co., Inc.                                        $ 171,740         $ 110,251        $  66,488
      PNC Financial Services Group, Inc.         $   842,375           $ 269,647         $  68,672        $  37,107
      ----------------------------------------------------------------------------------------------------------------

**    Represents net purchase cost.
(c)   Represents the current yield as of 3/31/2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master S&P 500 Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                                                        Unrealized
      Contracts          Issue             Expiration Date          Face Value        Appreciation
      --------------------------------------------------------------------------------------------
         180             S&P 500 Index         June 2007           $ 63,161,223        $ 1,242,778
      --------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
    Master S&P Index Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust

Date: May 21, 2007